Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities:
Net cash used in operating activities	$ (39,994)	$ (4,506)
Cash flows from investing activities:
Purchase of property and equipment
Loans to related parties		(41)
Collection from loans to related parties
Net cash provided by/(used in) investing activities		(41)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,738	6,402
Repayments of short-term bank borrowings	(7,033)	(5,717)
Proceeds from borrowings from related parties	8,964	51
Repayment of borrowings to related parties	(545)	(622)
Proceeds from equity financing	32,000
Proceeds from issuance of notes to a third party, net of issuance cost		2,343
Net cash provided by financing activities	40,124	2,457
Effect of exchange rate changes on cash and cash equivalents	31	(34)
Net increase/(decrease) in cash, cash equivalents and restricted cash	161	(2,124)
Cash, cash equivalents and restricted cash at the beginning of the period	268	2,473
Cash, cash equivalents and restricted cash at the end of the period	429	349
Supplemental disclosure of cash flow information:
Interest paid	(234)	(290)
Supplemental schedule of non-cash financing activities:
Settlement of payable to redeemable non-controlling interests		$ 16,000